Taxation - Schedule of Components of The Deferred Tax Assets And Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets：
Net operating loss carried forward	$ 695,280	$ 32,159
Allowance for doubtful accounts	75,832	34,794
Lease liabilities	2,538	2,303
Total deferred tax assets	773,650	69,256
Less: valuation allowance	(695,281)	(32,159)	$ (28,761)
Total deferred tax assets, net of valuation allowance	78,369	37,097
Deferred tax liabilities:
Right-of-use assets	59,076	31,300
Depreciation allowances under tax in excess of the related depreciation under accounting	44,714	96,076
Others	69,365
Total deferred tax liabilities	173,155	127,376
Deferred tax liabilities, net	$ 94,786	$ 90,279